STOCKHOLDERS' EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Equity [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 11 –STOCKHOLDERS’ EQUITY (DEFICIT)

Convertible Preferred Stock

Of the 16,666,667 shares of preferred stock authorized, we had designated (i) 3,333,334 shares of preferred stock as Series A Convertible Preferred Stock (the “Series A Preferred Stock”) and (ii) 3,333,334 shares of preferred stock as Series B Convertible Preferred Stock (the “Series B Preferred Stock.” As of March 31, 2022, and March 31, 2021, we had 0 and 30,667 shares of Series A Preferred Stock issued and outstanding, respectively. As of March 31, 2022, and March 31, 2021, we had 0 and 200,000 shares of Series B Preferred Stock issued and outstanding, respectively.

Each share of Series B Preferred Stock has a liquidation preference of $1.50 per share, is entitled to 100 votes per share and is convertible at any time at the discretion of the holder thereof into 100 shares of common stock. We evaluated the features of the Convertible Preferred Stock under ASC 480 and classified them as permanent equity because the Convertible Preferred stock is not mandatorily or contingently redeemable at the stockholder’s option and the liquidation preference that exists does not fall within the guidance of SEC Accounting Series Release No. 268 – Presentation in Financial Statements of “Redeemable Preferred Stocks” (“ASR 268”).

On March 18, 2022, a board member converted his outstanding 200,000 shares of Series B Convertible Preferred shares to 20,000,000 shares of common stock.

Common stock

Our authorized capital stock consists of 316,666,667 shares of common stock, $0.0001 par value per share, and 16,666,667 shares of preferred stock, $0.0001 par value per share. As of March 31, 2022, and March 31, 2021, there were 153,507,277 and 121,193,056, respectively, shares of common stock issued and outstanding.

Six months ended March 31, 2022

During the six months ended March 31, 2022, we issued 37,136 shares of common stock with a value of $88,500 as payment in kind for accrued interest due on certain convertible notes. Of this amount, 29,583 shares of common stock at a value of $70,500 was issued to a board member.

Six months ended March 31, 2021

During the six months ended March 31, 2021, we issued1,369,863 shares of our common stock with a value of $2,671,233 for the purchase of certain intangible assets.

During the six months ended March 31, 2021, we issued 97,891 shares of our common stock with a value of $194,803 as a debt settlement.

During the six months ended March 31, 2021, we issued1,180,880 shares of our common stock, valued at $2,065,996 capitalized as license content assets.

During the six months ended March 31, 2021, we issued 454,463 shares of our common stock with a value of $863,480 for the purchase of 20% ownership in EON.

During the six months ended March 31, 2021, we issued an aggregate of 2,548,000 shares of our common stock for gross cash proceeds of $3,185,000. We recorded no offering costs.

During the six months ended March 31, 2021, we issued 217,429  shares of our common stock in satisfaction of a common stock subscription of $135,144.

During the six months ended March 31, 2021, we converted a convertible note plus accrued interest in the amount of $376,356 into 1,003,618  shares of our common stock.

See Note 12 – Stock Options and Warrants for stock compensation discussion.

NOTE 15 –STOCKHOLDERS’ EQUITY (DEFICIT)

Convertible Preferred Stock

In addition, as of such date, of the 16,666,667 shares of preferred stock authorized, we had designated (i) 3,333,334 shares of preferred stock as Series A Convertible Preferred Stock (the “Series A Preferred Stock”) and (ii) 3,333,334 shares of preferred stock as Series B Preferred. As of September 30, 2021, and September 30, 2020, the Company had 200,000 and 200,000 shares of Series B convertible preferred stock issued and outstanding, respectively.

As of September 30, 2021, there were (i) no shares of Series A Preferred Stock issued and outstanding, and (ii) 200,000 shares of Series B Preferred Stock issued and outstanding. As of September 30, 2021, and September 30, 2020, the Company had 0 and 30,667 shares of Series A convertible preferred stock issued and outstanding, respectively. Each share of Series A Preferred Stock has a liquidation preference of $0.15 per share, is entitled to 100 votes per share, and is convertible at any time at the discretion of the holder thereof into 100 shares of common stock. Each share of Series B Preferred Stock has a liquidation preference of $1.50 per share, is entitled to 100 votes per share and is convertible at any time at the discretion of the holder thereof into 100 shares of common stock. The Company evaluated the features of the Convertible Preferred Stock under ASC 480 and classified them as permanent equity because the Convertible Preferred stock is not mandatorily or contingently redeemable at the stockholder’s option and the liquidation preference that exists does not fall within the guidance of SEC Accounting Series Release No. 268 – Presentation in Financial Statements of “Redeemable Preferred Stocks” (“ASR 268”).

Change in Number of Authorized and Outstanding Shares

On June 8, 2020, a 1 for 1.5 reverse stock split of the Company’s common stock became effective. All share and per share information in the accompanying consolidated financial statements and footnotes has been retroactively adjusted for the effects of the reverse split for all periods presented.

Common stock

The Company is authorized to issue 316,666,667 shares of its $0.0001 par value common stock. As of September 30, 2021, and September 30, 2020, there were 133,470,018 and 114,320,910, respectively, shares of common stock issued and outstanding.

Twelve months ended September 30, 2021

The Company issued an aggregate of 9,001,460 shares of its common stock for gross cash proceeds of $11,251,825. The Company recorded no offering costs.

The Company issued 497,429 shares of its common stock in satisfaction of a common stock subscription of $485,144.

The Company converted a convertible note plus accrued interest in the amount of $376,356 into 1,003,618 shares of its common stock. The Company also converted a convertible note plus accrued interest in the amount of $217,905 into 363,176 shares of common stock.

The Company issued 2,457,898 shares of its common stock with a value of $6,553,235 for the 100% business acquisition of EON Media Group.

The Company issued 3,066,700 shares of its common stock in connection with the conversion of series A convertible preferred stock.

The Company issued 14,475 shares of its common stock for $41,977 payment in kind interest payable in the Company’s common stock.

The Company issued 95,718 shares of its common stock for consulting services valued at $236,834.

The Company issued 1,278,771 shares of its common stock, valued at $2,260,799 capitalized as license content assets. Subsequently the Company recognized impairment expense of $2,260,799 for non-recoverable license content assets (See Note 6).

The Company, entered into securities purchase agreements with accredited investors pursuant to which the Company sold, in a private offering,5,773,460 shares of the Company’s common stock, and warrants to purchase up to an aggregate of 6,573,460 shares of Common Stock. The Company issued 320,000 shares of Common Stock to a related party valued at $295,181. The Company issued 5,253,460 shares of Common Stock under the offering valued at $4,663,116.

Twelve months ended September 30, 2020

The Company issued an aggregate of 4,393,333 shares of its common stock for proceeds of $3,516,500.

The Company issued 93,333 shares of its common stock in satisfaction of a common stock subscription of $47,168.

The Company issued 4,000,000 shares of its common stock for consulting services valued at $1,500,000 to a related party.

The Company issued 5,168,931 shares of its common stock and 30,667 shares of Series A convertible preferred stock as part of the merger with Interlink. The Company also assumed debt to a related party of $180,000 and accrued interest of $3,842 and charged $80,134 of legal expenses related to reverse merger charged to additional paid in capital.

The Company issued 100,000 shares of its Series B convertible preferred stock at a fair value of $4,800,000 at date of issuance in exchange for loan and accrued interest forgiveness of $1,006,594 and the balance was recorded as inducement expense of 3,793,406. The Company applied the guidance in ASC 470-20.

The Company issued 100,000 shares of its Series B convertible preferred stock at a fair value of $4,800,000 at date of issuance, in exchange for $1,000,000 cash and the balance was recorded as a deemed dividend of $3,800,000. The Company applied the guidance in ASC 470-20.